Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.59%)
Since Inception	2.87%
Fidelity Freedom Blend 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.92%)
Since Inception	1.37%
Fidelity Freedom Blend 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.29%)
Since Inception	1.96%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	3.03%	[1]

[1]	AFrom August 31, 2018.